Other Financial Information	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
OTHER FINANCIAL INFORMATION [Text Block]
NOTE 25: OTHER FINANCIAL INFORMATION

The Company's 8.125% senior notes issued on January 28, 2011 are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of NMF, Navios Maritime Finance (US) Inc., Navios Acquisition and its subsidiaries and Navios Logistics and its subsidiaries and designated as unrestricted subsidiaries or those not required by the indenture (see Note 11). The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor subsidiaries of Navios Logistics, are 100% owned. On and after March 30, 2011, following the Navios Acquisition Share Exchange, Navios Acquisition is no longer a subsidiary of Navios Holdings.
                See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. These condensed consolidating statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.
	Navios
	Maritime		Other	Non
Income Statement for the year	Holdings Inc.		Guarantor	Guarantor
ended December 31, 2011	Issuer		Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$—		$419,945	$269,410	$—	$689,355
Time charter, voyage and logistic business expenses	—		(164,230)	(109,082)	—	(273,312)
Direct vessel expenses	—	—	(42,333)	(74,936)	—	(117,269)
General and administrative expenses	(15,473)		(22,509)	(14,870)	—	(52,852)
Depreciation and amortization	(2,810)		(72,769)	(31,816)	—	(107,395)
Provision for losses on accounts receivable	—		253	(492)	—	(239)
Interest income	584		2,292	1,244	—	4,120
Interest expense and finance cost, net	(61,960)		(18,988)	(26,233)	—	(107,181)
Loss on derivatives	—		(165)	—	—	(165)
Gain on sale of assets	—		38,787	35	—	38,822
Loss on bond extinguishment	(21,199)		—	—	—	(21,199)
Loss on change in control	(35,325)		—	—	—	(35,325)
Other income	362		594	704	—	1,660
Other expense	(181)		(3,056)	(9,753)	—	(12,990)
(Loss) / income before equity in net earnings of affiliated companies	(136,002)		137,821	4,211	—	6,030
Income/(loss) from subsidiaries	154,018		4,192	—	(158,210)	—
Equity in net earnings of affiliated companies	22,795		12,451	—	—	35,246
Income/(loss) before taxes	40,811		154,464	4,211	(158,210)	41,276
Income taxes	—		(292)	348	—	56
Net income/(loss)	40,811		154,172	4,559	(158,210)	41,332
Less: Net income attributable to the noncontrolling interest	—		—	(506)	—	(506)
Preferred stock dividends attributable to the noncontrolling interest	—		—	12	—	12
Preferred stock dividends of subsidiary	—		—	(27)	—	(27)
Net income/(loss) attributable to Navios Holdings common stockholders	$40,811		$154,172	$4,038	$(158,210)	$40,811

	Navios
	Maritime	Other	Non
Income Statement for the year	Holdings Inc.	Guarantor	Guarantor
ended December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$—	$432,703	$247,215	$—	$679,918
Time charter, voyage and logistic business expenses	—	(202,599)	(83,537)	—	(286,136)
Direct vessel expenses	—	(30,267)	(67,264)	—	(97,531)
General and administrative expenses	(15,661)	(20,833)	(22,110)	—	(58,604)
Depreciation and amortization	(2,811)	(62,188)	(36,794)	—	(101,793)
Provision for losses on accounts receivable	—	(3,992)	(668)	—	(4,660)
Interest income from finance leases	—	877	—	—	877
Interest income	961	2,232	449	—	3,642
Interest expense and finance cost, net	(71,001)	(11,989)	(23,032)	—	(106,022)
Gain/(loss) on derivatives	5,888	(1,824)	—	—	4,064
Gain on sale of assets	—	55,379	53	—	55,432
Gain on change in control	17,742	—	—	—	17,742
Other income	3,891	5,012	569	—	9,472
Other expense	—	(3,248)	(8,055)	—	(11,303)

(Loss)/income before equity in net earnings of affiliated companies	(60,991)	159,263	6,826	—	105,098
Income/(loss) from subsidiaries	184,222	14,242	—	(198,464)	—
Equity in net earnings of affiliated companies	22,526	18,059	—	—	40,585

Income/(loss) before taxes	145,757	191,564	6,826	(198,464)	145,683
Income taxes	—	(350)	(64)	—	(414)

Net income/(loss)	145,757	191,214	6,762	(198,464)	145,269
Less: Net loss attributable to the noncontrolling interest	—	—	488	—	488

Net income/(loss) attributable to Navios Holdings common stockholders	$145,757	$191,214	$7,250	$(198,464)	$145,757

	Navios
	Maritime	Other	Non
Income Statement for the year	Holdings Inc.	Guarantor	Guarantor
ended December 31, 2009	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Revenue	$—	$426,977	$171,699	$—	$598,676
Time charter, voyage and logistic business expenses	—	(259,817)	(56,926)	—	(316,743)
Direct vessel expenses	—	(25,726)	(42,823)	—	(68,549)
General and administrative expenses	(16,149)	(18,159)	(9,589)	—	(43,897)
Depreciation and amortization	(2,810)	(45,089)	(25,986)	—	(73,885)
Provision for losses on accounts receivable	—	(818)	(1,419)	—	(2,237)
Interest income from investments in finance leases	—	1,330	—	—	1,330
Interest income	184	1,476	39	—	1,699
Interest expenses and finance cost, net	(53,067)	(4,356)	(6,195)	—	(63,618)
Gain/(loss) on derivatives	5,863	(5,410)	(78)	—	375
Gain on sale of assets	—	20,785	—	—	20,785
Other income	6,083	(314)	980	—	6,749
Other expense	(13,831)	(1,947)	(4,730)	—	(20,508)

(Loss)/income before equity in net earnings of affiliated companies	(73,727)	88,932	24,972	—	40,177
Income/(loss) from subsidiaries	125,883	23,806	—	(149,689)	—
Equity in net earnings of affiliated companies	15,778	13,444	—	—	29,222

Income before taxes	67,934	126,182	24,972	(149,689)	69,399
Income tax/(expense)/benefit	—	(298)	1,863	—	1,565

Net income	67,934	125,884	26,835	(149,689)	70,964
Less: Net income attributable to the noncontrolling interest	—	—	(3,030)	—	(3,030)

Net income/(loss) attributable to Navios Holdings common stockholders	$67,934	$125,884	$23,805	$(149,689)	$67,934

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Balance Sheet as of December 31, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,407	$40,529	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,545	31,841	—	101,386
Intercompany receivables	59,769	—	65,247	(125,016)	—
Short-term derivative assets	—	1,279	—	—	1,279
Due from affiliate companies	1,300	50,254	(2,150)	—	49,404
Prepaid expenses and other current assets	(14)	27,534	13,890	—	41,410
Total current assets	137,812	208,821	149,357	(125,016)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets, net	—	1,417,858	350,088	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,394,619	267,296	—	(1,661,915)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	128,602	(11,514)	—	—	117,088
Deferred financing costs, net	15,543	6,724	6,955	—	29,222
Deferred dry dock and special survey costs, net	—	12,294	7,119	—	19,413
Other long term assets	—	15,429	3,425	—	18,854
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609
Total non-current assets	1,759,337	1,909,882	535,546	(1,661,915)	2,542,850
Total assets	$1,897,149	$2,118,703	$684,903	$(1,786,931)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	28,743	23,370	—	52,113
Accrued expenses	16,864	31,083	15,923	—	63,870
Deferred income and cash received in advance	—	24,065	4,492	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany payables	—	123,017	1,999	(125,016)	—
Capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	62,642	69	—	70,093
Total current liabilities	30,395	269,550	77,074	(125,016)	252,003
Long term debt, net of current portion	807,648	375,217	200,599	—	1,383,464
Long term liabilities	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628
Total non-current liabilities	807,648	455,182	223,299	—	1,486,129
Total liabilities	838,043	724,732	300,373	(125,016)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	267,945	(1,661,915)	1,059,106
Total liabilities and stockholders' equity	$1,897,149	$2,118,702	$684,904	$(1,786,931)	$2,913,824

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Balance Sheet as of December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$6,323	$97,676	$103,411	$—	$207,410
Restricted cash	15,726	3,488	15,576	—	34,790
Accounts receivable, net	—	48,731	21,657	—	70,388
Intercompany receivables	173,796	—	77,705	(251,501)	—
Short-term derivative assets	—	1,420	—	—	1,420
Due from affiliate companies	—	3,422	(819)	—	2,603
Prepaid expenses and other current assets	164	17,410	15,780	—	33,354

Total current assets	196,009	172,147	233,310	(251,501)	349,965
Deposit for vessel acquisitions	—	80,834	296,690	—	377,524
Vessels, port terminal and other fixed assets, net	—	1,345,983	903,694	—	2,249,677
Loan receivable from affiliate company	12,391	—	(12,391)	—	—
Restricted cash	—	—	18,787	—	18,787
Long term derivative assets	—	149	—	—	149
Investments in subsidiaries	1,405,723	256,178	—	(1,661,901)	—
Investment in available for sale securities	99,078	—	—	—	99,078
Investment in affiliates	18,301	394	—	—	18,695
Deferred financing costs, net	13,321	3,779	20,655	—	37,755
Deferred dry dock and special survey costs, net	—	9,312	2,695	—	12,007
Other long term assets	—	4,933	5,437	—	10,370
Goodwill and other intangibles	100,812	155,838	246,110	—	502,760

Total non-current assets	1,649,626	1,857,400	1,481,677	(1,661,901)	3,326,802

Total assets	$1,845,635	$2,029,547	$1,714,987	$(1,913,402)	$3,676,767

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	22,120	27,376	—	49,496
Accrued expenses	7,465	31,546	23,406	—	62,417
Deferred income and cash received in advance	—	14,299	3,383	—	17,682
Dividends payable	6,094	—	1,120	—	7,214
Intercompany payables	—	243,967	7,534	(251,501)	—
Short term derivative liability	—	245	—	—	245
Capital lease obligations	—	—	1,252	—	1,252
Current portion of long term debt	7,929	29,361	26,007	—	63,297

Total current liabilities	21,488	341,538	90,078	(251,501)	201,603
Long term debt, net of current portion	764,564	340,717	907,332	—	2,012,613
Capital lease obligations, net of current portion	—	—	31,009	—	31,009
Other long term liabilities	—	30,983	5,037	—	36,020
Unfavorable lease terms	—	51,264	5,611	—	56,875
Deferred tax liability	—	—	21,104	—	21,104

Total non-current liabilities	764,564	422,964	970,093	—	2,157,621

Total liabilities	786,052	764,502	1,060,171	(251,501)	2,359,224
Noncontrolling interest	—	—	257,960	—	257,960
Total Navios Holdings stockholders' equity	1,059,583	1,265,044	396,857	(1,661,901)	1,059,583

Total liabilities and stockholders' equity	$1,845,635	$2,029,546	$1,714,988	$(1,913,402)	$3,676,767

	Navios
	Maritime	Other	Non
Cash flow statement for	Holdings Inc.	Guarantor	Guarantor
the year ended December 31, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$49,862	$(38,007)	$67,179	$—	$79,034
Cash flows from investing activities
Investment in affiliate	(2,052)	—	—		(2,052)
Dividends from affiliates/associates	1,300	—	(1,300)	—	—
Proceeds from sale of assets	—	120,000	—	—	120,000
Decrease in restricted cash	—	—	778	—	778
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Deposits for vessel acquisitions	—	(63,774)	(2,995)	—	(66,769)
Purchase of property, equipment and other fixed assets	—	(530)	(70,598)	—	(71,128)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Net cash provided by/(used in) investing activities	(752)	4,170	(151,073)	—	(147,655)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Acquisition of noncontrolling interest	—	—	(8,638)	—	(8,638)
Decrease/(increase) in restricted cash	13,129	(12,788)	(625)	—	(284)
Proceeds from long term loans	18,850	64,054	3,475	—	86,379
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	340,981	—	193,207	—	534,188
Repayment of senior notes	(300,000)	—	—	—	(300,000)
Repayment of long-term debt and payment of principal	(28,064)	(56,646)	(163,777)	—	(248,487)
Debt issuance costs	(272)	(2,052)	(443)	—	(2,767)
Acquisition of treasury stock	(221)	—	—	—	(221)
Payments of obligations under capital leases	—	—	(1,040)	—	(1,040)
Dividends paid	(26,091)	—	(1,147)	—	(27,238)
Net cash provided by/(used in) financing activities	18,727	(7,432)	21,012	—	32,307
Increase/(decrease) in cash and cash equivalents	67,837	(41,269)	(62,882)	—	(36,314)
Cash and cash equivalents, beginning of year	6,323	97,676	103,411	—	207,410
Cash and cash equivalents, end of year	$74,160	$56,407	$40,529	$—	$171,096

	Navios
	Maritime	Other	Non
Cash flow statement for	Holdings Inc.	Guarantor	Guarantor
the year ended December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$176,345	$(204,429)	$210,574	$—	$182,490
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	(63,230)	—	(35,683)	—	(98,913)
Receipts from investment in finance lease	—	180	—	—	180
Proceeds from sale of assets	—	484,082	—	—	484,082
Decrease in restricted cash	65,324	—	2,335	—	67,659
Acquisition of vessels	—	(104,595)	(118,178)	—	(222,773)
Deposits for vessel acquisitions	—	(252,228)	(91,015)	—	(343,243)
Purchase of property, equipment and other fixed assets	—	(876)	(15,885)	—	(16,761)

Net cash provided by/(used in) investing activities	2,094	126,563	(258,426)	—	(129,769)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Repurchase of preferred stock	(49,016)	—	—	—	(49,016)
Preferred shares issuance costs	(14)	—	(1,805)	—	(1,819)
(Dividends)/contributions from noncontrolling shareholders	—	—	(470)	—	(470)
Proceeds from long-term loans	30,901	241,466	194,267	—	466,634
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	—	—	400,000	—	400,000
Repayment of long-term debt and payment of principal	(156,925)	(91,037)	(556,435)	—	(804,397)
Debt issuance costs	(453)	(977)	(22,028)		(23,458)
Proceeds from warrant exercise	(77,038)	—	74,978	—	(2,060)
Proceeds from equity offering, net of fees	—	—	33,402	—	33,402
Repurchase of convertible bond	(29,100)	—	—	—	(29,100)
Decrease/(increase) in restricted cash	20,616	(2,704)	(250)	—	17,662
Dividends paid	(27,037)	—	—	—	(27,037)

Net cash (used in)/provided by financing activities	(287,651)	146,748	121,659	—	(19,244)

(Decrease)/increase in cash and cash equivalents	(109,212)	68,882	73,807	—	33,477
Cash and cash equivalents, beginning of year	115,535	28,794	29,604	—	173,933

Cash and cash equivalents, end of year	$6,323	$97,676	$103,411	$—	$207,410

	Navios
	Maritime	Other	Non
Cash flow statement for	Holdings Inc.	Guarantor	Guarantor
the year ended December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$176,345	$(204,429)	$210,574	$—	$182,490
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	(63,230)	—	(35,683)	—	(98,913)
Receipts from investment in finance lease	—	180	—	—	180
Proceeds from sale of assets	—	484,082	—	—	484,082
Decrease in restricted cash	65,324	—	2,335	—	67,659
Acquisition of vessels	—	(104,595)	(118,178)	—	(222,773)
Deposits for vessel acquisitions	—	(252,228)	(91,015)	—	(343,243)
Purchase of property, equipment and other fixed assets	—	(876)	(15,885)	—	(16,761)

Net cash provided by/(used in) investing activities	2,094	126,563	(258,426)	—	(129,769)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Repurchase of preferred stock	(49,016)	—	—	—	(49,016)
Preferred shares issuance costs	(14)	—	(1,805)	—	(1,819)
(Dividends)/contributions from noncontrolling shareholders	—	—	(470)	—	(470)
Proceeds from long-term loans	30,901	241,466	194,267	—	466,634
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	—	—	400,000	—	400,000
Repayment of long-term debt and payment of principal	(156,925)	(91,037)	(556,435)	—	(804,397)
Debt issuance costs	(453)	(977)	(22,028)		(23,458)
Proceeds from warrant exercise	(77,038)	—	74,978	—	(2,060)
Proceeds from equity offering, net of fees	—	—	33,402	—	33,402
Repurchase of convertible bond	(29,100)	—	—	—	(29,100)
Decrease/(increase) in restricted cash	20,616	(2,704)	(250)	—	17,662
Dividends paid	(27,037)	—	—	—	(27,037)

Net cash (used in)/provided by financing activities	(287,651)	146,748	121,659	—	(19,244)

(Decrease)/increase in cash and cash equivalents	(109,212)	68,882	73,807	—	33,477
Cash and cash equivalents, beginning of year	115,535	28,794	29,604	—	173,933

Cash and cash equivalents, end of year	$6,323	$97,676	$103,411	$—	$207,410

	Navios
	Maritime	Other	Non
Cash flow statement for	Holdings Inc.	Guarantor	Guarantor
the year ended December 31, 2009	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$69,834	$94,056	$52,561	$—	$216,451
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	—	—	(369)	—	(369)
Receipts from investment in finance lease	—	567	—	—	567
Proceeds from sale of assets	—	66,600	—	—	66,600
Increase in restricted cash	(90,878)	—	—	—	(90,878)
Acquisition of vessels	—	(423,075)	(89,685)	—	(512,760)
Deposits for vessel acquisitions	—	(122,681)	(116,129)	—	(238,810)
Purchase of property, equipment and other fixed assets	—	(89)	(26,799)	—	(26,888)

Net cash used in investing activities	(90,878)	(478,678)	(232,982)	—	(802,538)
Cash flows from financing activities
Contributions from noncontrolling shareholders	—	—	563	—	563
Proceeds from long term loans	110,000	306,391	204,879	—	621,270
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	394,412	—	—	—	394,412
Repayment of long-term debt and payment of principal	(326,896)	(2,884)	(4,172)	—	(333,952)
Debt issuance costs	(12,774)	(2,442)	(2,881)	—	(18,097)
Acquisition of treasury stock	(717)	—	—	—	(717)
Increase in restricted cash	(9,500)	—	—	—	(9,500)
Dividends paid	(27,583)	—	—	—	(27,583)

Net cash provided by financing activities	126,942	301,065	198,389	—	626,396

Net increase/(decrease) in cash and cash equivalents	105,898	(83,557)	17,968	—	40,309
Cash and cash equivalents, beginning of year	9,637	112,351	11,636	—	133,624

Cash and cash equivalents, end of year	$115,535	$28,794	$26,604	$—	$173,933